SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2022	Mar. 03, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 43,235	$ 2,067,180	$ 225,904
Directors and officers company [member]
IfrsStatementLineItems [Line Items]
Total	43,235	35,000	26,759
North american nickel inc [member]
IfrsStatementLineItems [Line Items]
Total		1,270,000	$ 199,145
ThreeD capital [member]
IfrsStatementLineItems [Line Items]
Total		$ 762,180